UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 29, 2018

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Inflation-Protected Securities Fund
(Institutional, Investor and Class L)
Semi-Annual Report
June 29, 2018
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Ratings as of June 29, 2018
Rating	Percentage of Fund Investments
Aaa	90.55%
Aa1	1.07
Short Term Investments	8.38
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 5, 2018 to June 29, 2018).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/05/18)	(06/29/18)	(01/05/18–06/29/18)
Institutional Class
Actual	$1,000.00	$1,000.60	$1.69
Hypothetical (5% return before expenses)	$1,000.00	$1,022.90	$1.75
Investor Class
Actual	$1,000.00	$ 998.90	$3.37
Hypothetical (5% return before expenses)	$1,000.00	$1,021.20	$3.49
Class L
Actual	$1,000.00	$ 997.90	$3.37
Hypothetical (5% return before expenses)	$1,000.00	$1,021.20	$3.49
* Expenses are equal to the Fund's annualized expense ratio of 0.35% for the Institutional Class, 0.70% for the Investor Class and 0.70% for the Class L shares, multiplied by the average account value over the period, multiplied by 176/365 days to reflect the share class's inception date of January 5, 2018 through June 29, 2018.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 31.82%
$10,000,000	Ally Master Owner Trust(a) Series 2017-2 Class A 2.42%, 06/15/2021 1-mo. LIBOR + 0.34%	$ 10,010,404
11,250,000	Anchorage Capital Ltd(a)(b) 3.41%, 01/28/2031	11,245,055
4,950,000	Apidos CLO XII(a)(b) Series 2013-12A Class AR 3.12%, 04/15/2031 3-mo. LIBOR + 1.08%	4,938,051
6,750,000	Benefit Street Partners VIII Ltd(a)(b) Series 2015-8A Class A1AR 3.46%, 01/20/2031 3-mo. LIBOR + 1.10%	6,742,703
6,190,208	Brazos Higher Education Authority Inc(a) Series 2005-1 Class 1A4 2.49%, 03/26/2029 3-mo. LIBOR + 0.15%	6,169,038
4,500,000	Cedar Funding VII Ltd(a)(b) Series 2018-7A Class A1 3.03%, 01/20/2031 3-mo. LIBOR + 1.00%	4,476,217
4,250,000	Dryden 57 Ltd(a)(b) Series 2018-57A Class A 2.90%, 05/15/2031 3-mo. LIBOR + 1.01%	4,233,242
4,288,293	ECMC Group Student Loan Trust(a)(b) Series 2018-1A Class A 2.85%, 02/27/2068 1-mo. LIBOR + 0.75%	4,293,654
1,452,533	Edsouth Indenture No 1 LLC(a)(b) Series 2010-1 Class A1 3.21%, 07/25/2023 3-mo. LIBOR + 0.85%	1,455,439
8,000,000	Ford Credit Floorplan Master Owner Trust A(a) Series 2016-5 Class A2 2.54%, 11/15/2021 1-mo. LIBOR + 0.46%	8,022,149
4,600,000	Galaxy XXI Ltd(a)(b) Series 2015-21A Class AR 3.38%, 04/20/2031 3-mo. LIBOR + 1.02%	4,587,088
2,636,458	Higher Education Funding I(a)(b) Series 2014-1 Class A 3.37%, 05/25/2034 3-mo. LIBOR + 1.05%	2,650,465
1,250,000	ICG US Ltd(a)(b) Series 2018-1A Class A1 3.19%, 04/21/2031 3-mo. LIBOR + 1.06%	1,242,239
3,100,000	Madison Park Funding XXX Ltd(a)(b) Series 2018-30A Class A 3.10%, 04/15/2029 3-mo. LIBOR + 0.75%	3,066,721
Principal Amount		Fair Value
Non-Agency — (continued)
$ 5,000,000	Magnetite XVI Ltd(a)(b) Series 2015-16A Class AR 3.13%, 01/18/2028 3-mo. LIBOR + 0.80%	$ 4,980,815
1,550,000	NextGear Floorplan Master Owner Trust(a)(b) Series 2018-1A Class A1 2.72%, 02/15/2023 1-mo. LIBOR + 0.64%	1,552,387
5,865,000	Nissan Master Owner Trust Receivables(a) Series 2017-C Class A 2.40%, 10/17/2022 1-mo. LIBOR + 0.32%	5,868,514
5,400,000	OCP Ltd(a)(b) Series 2014-5A Class A1R 3.44%, 04/26/2031 3-mo. LIBOR + 1.08%	5,393,952
6,950,000	Parallel Ltd(a)(b) Series 2015-1A Class AR 3.21%, 07/20/2027 3-mo. LIBOR + 0.85%	6,941,806
1,822,844	PHEAA Student Loan Trust(a)(b) Series 2012-1A Class A1 2.65%, 05/25/2057 1-mo. LIBOR + 0.55%	1,824,862
5,000,000	RR 3 Ltd(a)(b) Series 2018-3A Class A1R2 3.44%, 01/15/2030 3-mo. LIBOR + 1.09%	5,011,345
	Scholar Funding Trust(a)(b)
	Series 2010-A Class A
191,958	3.11%, 10/28/2041 3-mo. LIBOR + 0.75%	191,261
	Series 2011-A Class A
1,480,273	3.26%, 10/28/2043 3-mo. LIBOR + 0.90%	1,484,450
6,600,000	SLM Student Loan Trust(a) Series 2005-9 Class A7A 2.97%, 01/25/2041 3-mo. LIBOR + 0.60%	6,613,776
933,478	Student Loan Consolidation Center Student Loan Trust I(a)(b) Series 2011-1 Class A 3.32%, 10/25/2027 1-mo. LIBOR + 1.22%	945,460
6,500,000	Trillium Credit Card Trust II(a)(b) Series 2018-1A Class A 2.35%, 02/27/2023 1-mo. LIBOR + 0.25%	6,499,622
1,700,000	Trinitas II Ltd(a)(b) Series 2014-2A Class A1R 3.53%, 07/15/2026 3-mo. LIBOR + 1.18%	1,700,197
6,650,000	Vibrant VIII Ltd(a)(b) Series 2018-8A Class A1A 3.25%, 01/20/2031 3-mo. LIBOR + 1.14%	6,635,569

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 6,650,000	Voya Ltd(a)(b) Series 2016-1A Class A1R 3.43%, 01/20/2031 3-mo. LIBOR + 1.07%	$ 6,635,709
TOTAL ASSET-BACKED SECURITIES — 31.82% (Cost $135,496,913)		$135,412,190
MORTGAGE-BACKED SECURITIES
Non-Agency — 0.47%
2,000,000	Holmes Master Issuer PLC(a)(b) Series 2018-1A Class A2 2.71%, 10/15/2054 3-mo. LIBOR + 0.36%	1,998,844
U.S. Government Agency — 9.71%
2,499,675	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates(a) Series KF42 Class A 2.25%, 12/25/2024 1-mo. LIBOR + 0.25%	2,504,043
	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit(a)
	Series 4751 Class FA
6,181,880	2.33%, 03/15/2039 1-mo. LIBOR + 0.25%	6,187,255
	Series 4751 Class EF
7,898,710	2.33%, 05/15/2041 1-mo. LIBOR + 0.25%	7,893,934
5,981,379	Federal National Mortgage Association Alternative Credit Enhancement Security(a) Series 2017-M13 Class FA 2.50%, 10/25/2024 1-mo. LIBOR + 0.40%	5,991,577
	Federal National Mortgage Association Real Estate Mortgage Investment Conduit(a)
	Series 2007-22 Class FW
1,943,403	2.54%, 03/25/2037 1-mo. LIBOR + 0.45%	1,952,406
	Series 2016-1 Class FT
481,481	2.45%, 02/25/2046 1-mo. LIBOR + 0.35%	482,618
	Series 2017-45 Class FA
475,922	2.32%, 06/25/2047 1-mo. LIBOR + 0.32%	475,503
	Series 2017-96 Class FC
8,528,333	2.50%, 12/25/2057 1-mo. LIBOR + 0.40%	8,550,946
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 7,295,662	Government National Mortgage Association(a) Series 2017-182 Class FN 2.38%, 12/16/2047 1-mo. LIBOR + 0.30%	$ 7,283,526
		41,321,808
TOTAL MORTGAGE-BACKED SECURITIES — 10.18% (Cost $43,346,442)		$ 43,320,652
MUNICIPAL BONDS AND NOTES
2,585,116	Utah State Board of Regents(a) 2.85%, 09/25/2056 1-mo. LIBOR + 0.75%	2,591,191
TOTAL MUNICIPAL BONDS AND NOTES — 0.61% (Cost $2,587,529)		$ 2,591,191
U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
5,200,000	0.13%, 04/15/2019	5,526,508
11,500,000	1.25%, 07/15/2020	13,425,201
20,200,000	0.13%, 04/15/2022	20,382,070
22,600,000	0.38%, 07/15/2025	23,450,869
14,600,000	0.63%, 01/15/2026	15,307,197
21,500,000	0.13%, 07/15/2026	21,523,356
13,400,000	0.38%, 01/15/2027	13,499,896
35,500,000	0.38%, 07/15/2027	35,363,514
23,100,000	0.50%, 01/15/2028	22,948,157
18,000,000	2.50%, 01/15/2029	24,674,292
2,600,000	0.75%, 02/15/2045	2,681,948
TOTAL U.S. TREASURY BONDS AND NOTES — 46.71% (Cost $201,432,819)		$198,783,008
SHORT TERM INVESTMENTS
Commercial Paper — 8.17%
6,000,000	Albion Capital Corp 1.97%, 07/06/2018	5,998,030
	AT&T Inc
1,087,000	2.69%, 10/05/2018	1,079,218
950,000	2.69%, 10/09/2018	942,921
5,000,000	Autozone Inc 2.35%, 07/25/2018	4,991,840
2,000,000	Bayerische Landesbank 2.36%, 08/13/2018	1,994,380
2,174,000	Duke Energy Corp 2.42%, 08/27/2018	2,165,985
868,000	Eastman Chemical Co 2.25%, 07/06/2018	867,674
1,084,000	Hewlett Packard Enterprise Co 2.35%, 07/10/2018	1,083,292

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Principal Amount		Fair Value
Commercial Paper — (continued)
$ 867,000	HP Inc 2.40%, 07/23/2018	$ 865,670
2,000,000	Marriott International Inc 2.44%, 07/05/2018	1,999,331
2,000,000	Mondelēz International Inc 2.62%, 10/02/2018	1,986,462
1,182,000	Nutrien Ltd 2.35%, 07/19/2018	1,180,534
1,090,000	Schlumberger Holdings Corp 2.29%, 07/27/2018	1,088,091
869,000	Southern Co 2.50%, 08/30/2018	865,323
4,716,000	Suncor Energy Inc 2.55%, 09/12/2018	4,691,438
Principal Amount		Fair Value
Commercial Paper — (continued)
	VW Credit Inc
$ 1,436,000	2.45%, 08/13/2018	$ 1,431,683
1,550,000	2.58%, 09/20/2018	1,540,969
SHORT TERM INVESTMENTS — 8.17% (Cost $34,772,841)		$ 34,772,841
TOTAL INVESTMENTS — 97.49% (Cost $417,636,544)		$414,879,882
OTHER ASSETS & LIABILITIES, NET — 2.51%		$ 10,700,592
TOTAL NET ASSETS — 100.00%		$425,580,474

(a)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 29, 2018.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At June 29, 2018, the aggregate cost and fair value of 144A securities was $100,890,072 and $100,727,153, respectively, representing 23.67% of net assets.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
TIPS	Treasury Inflation Protected Securities
At June 29, 2018, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Notional Amount	Expiration Date	Net Unrealized Appreciation/ (Depreciation)
Euro Time Deposit Short Futures	13	3,157,213	June 2019	$ (599)
Euro Time Deposit Short Futures	102	24,740,100	December 2020	6,697
U.S. 10 Year Treasury Note Long Futures	449	53,964,188	September 2018	436,179
U.S. 2 Year Treasury Note Long Futures	287	60,793,775	September 2018	(61,607)
U.S. 5 Year Treasury Note Long Futures	1,125	127,817,578	September 2018	521,461
U.S. Treasury Long Bond Short Futures	39	5,655,000	September 2018	(70,726)
U.S. Ultra 10 Year Treasury Note Short Futures	115	14,746,953	September 2018	(153,777)
U.S. Ultra Long Term Treasury Bond Short Futures	14	2,233,875	September 2018	(12,127)
			Net Appreciation	$ 665,501
At June 29, 2018, the Fund held the following outstanding centrally cleared interest rate swaps:
Pay/Receive Floating Rate	Fixed Rate	Floating Rate	Notional Amount	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Payment Frequency
Receive	2.14%	3-mo. LIBOR	49,710,000	November 20, 2020	$(505,072)	Quarterly
Receive	2.25%	3-mo. LIBOR	14,280,000	September 19, 2021	5,815	Quarterly
Pay	2.28%	3-mo. LIBOR	21,410,000	November 20, 2023	693,168	Quarterly
Pay	2.88%	3-mo. LIBOR	6,770,000	February 28, 2025	30,782	Quarterly
Pay	2.25%	3-mo. LIBOR	8,010,000	September 19, 2025	(41,213)	Quarterly
				Net Appreciation	$ 183,480
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
At June 29, 2018, the Fund held the following outstanding centrally cleared inflation swaps:
Swap Counterparty	Fixed Rate	Floating Rate	Notional Amount	Upfront Payments/ Receipts	Termination Date	Value	Unrealized Appreciation/ (Depreciation)	Payment Frequency
Receive	2.12%	CPI	17,600,000	$ 0	March 15, 2020	$ 32,653	$ $32,653	At Maturity
Receive	2.14%	CPI	25,000,000	0	March 26, 2020	20,222	20,222	At Maturity
Receive	2.09%	CPI	65,000,000	397	January 09, 2021	354,504	354,504	At Maturity
Receive	2.13%	CPI	30,000,000	239	January 09, 2022	202,962	202,962	At Maturity
Receive	2.22%	CPI	15,000,000	0	March 22, 2022	33,398	33,398	At Maturity
Receive	2.16%	CPI	30,000,000	246	January 09, 2023	236,760	236,760	At Maturity
Receive	2.17%	CPI	20,000,000	192	January 09, 2024	184,046	184,046	At Maturity
Receive	2.25%	CPI	28,200,000	347	February 20, 2024	129,029	129,029	At Maturity
							1,193,574
Abbreviations:
CPI	Consumer Urban Index
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 29, 2018 (Unaudited)
Great-West Inflation-Protected Securities Fund
ASSETS:
Investments in securities, fair value(a)	$414,879,882
Cash	9,222,256
Margin deposits	1,325,480
Cash collateral on centrally cleared swaps	5,646,606
Interest receivable	1,620,792
Subscriptions receivable	99,064
Receivable for investments sold	8,014,714
Variation margin on centrally cleared swaps	67,329
Total Assets	440,876,123
LIABILITIES:
Payable for director fees	577
Payable for investments purchased	8,052,973
Payable for other accrued fees	86,903
Payable for shareholder services fees	1,794
Payable to investment adviser	103,438
Redemptions payable	7,004,282
Variation margin on futures contracts	45,682
Total Liabilities	15,295,649
NET ASSETS	$425,580,474
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$4,300,886
Paid-in capital in excess of par	425,936,724
Net unrealized depreciation	(714,307)
Undistributed net investment income	314,583
Accumulated net realized loss	(4,257,412)
NET ASSETS	$425,580,474
NET ASSETS BY CLASS
Investor Class	$6,333,974
Class L	$9,982
Institutional Class	$419,236,518
CAPITAL STOCK:
Authorized
Investor Class	50,000,000
Class L	15,000,000
Institutional Class	100,000,000
Issued and Outstanding
Investor Class	640,111
Class L	1,009
Institutional Class	42,367,741
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$9.90
Class L	$9.89
Institutional Class	$9.90
(a) Cost of investments	$417,636,544
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 29, 2018 (Unaudited)
Great-West Inflation-Protected Securities Fund
INVESTMENT INCOME:
Interest	$6,094,756
Income from securities lending	1,420
Total Income	6,096,176
EXPENSES:
Management fees	695,204
Shareholder services fees – Investor Class	11,198
Shareholder services fees – Class L	17
Audit and tax fees	36,795
Custodian fees	37,147
Director's fees	11,685
Distribution fees – Class L	5
Legal fees	1,359
Pricing fees	2,019
Registration fees	9,628
Shareholder report fees	3,992
Transfer agent fees	7,490
Other fees	944
Total Expenses	817,483
Less amount waived by investment adviser	68,727
Less amount waived by distributor - Class L	5
Net Expenses	748,751
NET INVESTMENT INCOME	5,347,425
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	(1,134,866)
Net realized loss on interest rate swaps	(2,797,649)
Net realized loss on futures contracts	(324,897)
Net Realized Loss	(4,257,412)
Net change in unrealized depreciation on investments	(2,756,662)
Net change in unrealized appreciation on interest rate swaps	183,480
Net change in unrealized appreciation on inflation swaps	1,193,374
Net change in unrealized appreciation on futures contracts	665,501
Net Change in Unrealized Depreciation	(714,307)
Net Realized and Unrealized Loss	(4,971,719)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$375,706
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 29, 2018
Great-West Inflation-Protected Securities Fund	2018 (a) (Unaudited)
OPERATIONS:
Net investment income	$5,347,425
Net realized loss	(4,257,412)
Net change in unrealized depreciation	(714,307)
Net Increase in Net Assets Resulting from Operations	375,706
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(64,172)
Class L	(89)
Institutional Class	(4,968,581)
From net investment income	(5,032,842)
Total Distributions	(5,032,842)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	7,909,825
Class L	10,000
Institutional Class	475,202,030
Shares issued in reinvestment of distributions
Investor Class	64,172
Class L	89
Institutional Class	4,968,581
Shares redeemed
Investor Class	(1,567,938)
Institutional Class	(56,349,149)
Net Increase in Net Assets Resulting from Capital Share Transactions	430,237,610
Total Increase in Net Assets	425,580,474
NET ASSETS:
Beginning of Period	0
End of Period(b)	$425,580,474
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	791,633
Class L	1,000
Institutional Class	47,544,550
Shares issued in reinvestment of distributions
Investor Class	6,502
Class L	9
Institutional Class	503,402
Shares redeemed
Investor Class	(158,024)
Institutional Class	(5,680,211)
Net Increase	43,008,861
(a) Fund commenced operations on January 05, 2018.
(b) Including undistributed net investment income:	$314,583
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized loss	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/29/2018(Unaudited) (d)	$10.00	0.10	(0.10)	0.00 (e)	(0.10)	-	(0.10)	$9.90	(0.11%) (f)
Class L
06/29/2018(Unaudited) (d)	$10.00	0.07	(0.09)	(0.02)	(0.09)	-	(0.09)	$9.89	(0.21%) (f)
Institutional Class
06/29/2018(Unaudited) (d)	$10.00	0.12	(0.10)	0.02	(0.12)	-	(0.12)	$9.90	0.06% (f)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/29/2018 (Unaudited)	$ 6,334	0.98% (h)	0.70% (h)	2.18% (h)	61% (f)
Class L
06/29/2018 (Unaudited)	$ 10	138.23% (h)	0.70% (h)	1.50% (h)	61% (f)
Institutional Class
06/29/2018 (Unaudited)	$419,237	0.38% (h)	0.35% (h)	2.54% (h)	61% (f)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Fund commenced operations on January 5, 2018.
(e)	Amount was less than $0.01 per share.
(f)	Not annualized for periods less than one full year.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-five funds. Interests in the Great-West Inflation-Protected Securities Fund (the Fund) are included herein.The investment objective of the Fund is to seek real return consistent with the preservation of capital. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Semi-Annual Report - June 29, 2018

Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Interest Rate Swaps	Interest rate curves, LIBOR curves, reported trades and swap curves.
Inflation Swaps	Interest rate curves, CPI or relevant inflation index curves, LIBOR/OIS curves, reported trades, and swap curves.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Semi-Annual Report - June 29, 2018

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 29, 2018, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the end of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$ —	$ 135,412,190	$ —	$ 135,412,190
Mortgage-Backed Securities	—	43,320,652	—	43,320,652
Municipal Bonds and Notes	—	2,591,191	—	2,591,191
U.S. Treasury Bonds and Notes	—	198,783,008	—	198,783,008
Short Term Investments	—	34,772,841	—	34,772,841
Total investments, at fair value:	0	414,879,882	0	414,879,882
Other Financial Investments:
Interest Rate Swaps(a)	—	729,765	—	729,765
Inflation Swaps(a)	—	1,193,574	—	1,193,574
Futures Contracts(a)	964,337	—	—	964,337
Total Assets	$ 964,337	$ 416,803,221	$ 0	$ 417,767,558
Liabilities
Other Financial Investments:
Interest Rate Swaps(a)	$ —	$ (546,285)	$ —	$ (546,285)
Futures Contracts(a)	(298,836)	—	—	(298,836)
Total Liabilities	$ (298,836)	$ (546,285)	$ 0	$ (845,121)
(a)	Inflation Swaps, Interest Rate Swaps and Futures are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Semi-Annual Report - June 29, 2018

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales and distribution adjustments.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 29, 2018 were as follows:
Federal tax cost of investments	$417,799,885
Gross unrealized appreciation on investments	305,758,831
Gross unrealized depreciation on investments	(306,636,479)
Net unrealized depreciation on investments	$(877,648)
2.  RISK EXPOSURES
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including inflation swaps, interest rate swaps and futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Credit Risk - The risk that an issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.
Inflation Risk - The risk that the level of inflation and consumer prices will not be accurately predicted, which could significantly harm the Fund’s performance.
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.
Interest Rate Risk - The risk that market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund is subject to enforceable master netting agreements, or netting arrangements, with certain counterparties. These agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Collateral or margin requirements are set by the broker or exchange clearing house for exchanged traded derivatives while collateral terms are contract specific for OTC traded derivatives.
Derivative counterparty credit risk is managed through an evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Semi-Annual Report - June 29, 2018

Futures Contracts
The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 1,394 futures contracts for the reporting period.
Interest Rate Swaps
The Fund enters into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate (LIBOR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps).
For centrally cleared interest rate swaps, required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the centrally cleared interest rate swaps. Such variation margin is accounted for as a payable or receivable on the Statement of Assets and Liabilities and settled daily until the contract is closed, at which time the gains or losses are realized. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as realized gain or loss on the Statement of Operations.
The Fund has entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate. Barring swap counterparty default, the risk of loss in an interest rate swap is limited to the net amount of interest payments that the Fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to the Fund upon early termination of the swap. The Fund held an average notional amount of $150,654,286 in interest rate swaps for the reporting period.
Inflation Swaps
The Fund enters into inflation swap contracts to gain exposure to inflation (inflation risk). An inflation swap is a contract in which one party agrees to pay the cumulative percentage increase in a price index (such as the Consumer Price Index (CPI) with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the value of securities (“NAV”) against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases. These agreements may be privately negotiated in the over-the-counter market (OTC inflation swaps) or may be executed on a registered exchange (centrally cleared inflation swaps). The Fund held an average notional amount of $177,342,857 in inflation swaps for the reporting period.

Semi-Annual Report - June 29, 2018

Valuation of derivative investments as of June 29, 2018 is as follows:
Asset Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value(a)
Equity contracts (futures contracts)	Net unrealized depreciation	$665,501(a)
Interest rate contracts (swaps)	Net unrealized depreciation	$183,480(a)
Inflation contracts (swaps)	Net unrealized depreciation	$1,193,574 (a)
(a)	Includes cumulative appreciation of interest rate contracts, futures contracts and inflation contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 29, 2018 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)	Net realized loss on futures contracts	$ (324,897)	Net change in unrealized appreciation on futures contracts	$665,501
Interest rate contracts (swaps)	Net realized loss on interest rate swaps	$(2,756,313)	Net change in unrealized depreciation on interest rate swaps	$183,480
Inflation contracts (swaps)			Net change in unrealized appreciation on inflation swaps	$1,193,574
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.33% of the Fund’s average daily net assets up to $1 billion dollars, 0.28% of the Fund's average daily net assets over $1 billion dollars and 0.23% of the Fund's average daily net assets over $2 billion dollars. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.35% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees, distribution fees and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on April 30, 2019 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years, if the Fund's other expenses including such recoupment do not exceed the Expense Limit. At June 29, 2018, the amounts subject to recoupment were as follows:
Balance of Recoupable Expenses as of June 29, 2018	Recoupment of Past Reimursed Fees by the Adviser
$68,727	$0
The Adviser and Great-West Funds have entered into a sub-advisory agreement with Goldman Sachs Asset Management, L.P. The Adviser is responsible for compensating the Sub-Adviser for its services.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.

Semi-Annual Report - June 29, 2018

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund. The amount waived, if any, is reflected in the Statement of Operations.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-five funds for which they serve as directors was $555,000 for the period ended June 29, 2018.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 29, 2018, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $139,543,192 and $2,074,263, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $476,635,602 and $232,808,073, respectively.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. The Fund had no securities on loan as of June 29, 2018.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semi-Annual Report - June 29, 2018

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on September 20, 2017 (the “Meeting”), approved (i) an amendment to the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”) to add the Great-West Inflation-Protected Securities Fund (the “Fund”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Company, GWCM and Goldman Sachs Asset Management, L.P.) (the “Sub-Adviser”).
Pursuant to the Advisory Agreement, GWCM will act as investment adviser and, subject to oversight by the Board, direct the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and re-investments of the assets of the Fund, which includes making decisions to buy, sell or hold any particular security.
In approving the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”), the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board considered the existing relationships GWCM has with the Company and the Sub-Adviser and the services GWCM and the Sub-Adviser provide for other funds of the Company. The Board noted that, in evaluating the Advisory Agreement, it was taking into account its accumulated experience in working with GWCM on matters relating to the Company’s other funds, including the information received and considered at its April 2017 meeting. In evaluating the Sub-Advisory Agreement, the Board took into account its accumulated experience in working with the Sub-Adviser on matters relating to another fund of the Company. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were reasonable in light of the services to be performed, fees to be charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the Agreements are discussed below.

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel who would serve the Fund and the portfolio manager[s] responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its disaster recovery procedures including cyber security risk mitigation, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. The Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
With respect to the Sub-Adviser, the Board reviewed historical performance results of a composite of accounts managed by the Sub-Adviser using the same investment strategy as it would use to manage the Fund. Based on the information reviewed, the Board determined that it was satisfied with the investment performance of the Sub-Adviser.
Costs and Profitability
The Board considered the costs of services to be provided by GWCM from its relationship with the Fund. With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that GWCM has contractually agreed to limit the fees and expenses of the Fund through April 30, 2019.
The Board noted that GWCM, not the Fund, pays the sub-advisory fees to the Sub-Adviser and that such fees were negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Institutional Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”). Specifically, the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds, (ii) the Fund’s management fee net of waivers (the “Net Management Fee”) in comparison to the net management fees of the peer group of funds, and (iii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the total expense ratio of its Morningstar peer group average.
Based on the information provided, the Board noted that the Fund’s Contractual Management Fee and Net Management Fee were lower than the average and median contractual management fees and net management fees, respectively, of its Broadridge peer group of funds. The Board further noted that the Fund’s total annual operating expense ratio was lower than the average and median total annual operating expense ratios of the Broadridge group of funds and that the Fund’s total annual operating expense ratio was lower than the average total annual operating expense ratio of its Morningstar peer group.
The Board noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information regarding the fees charged by the Sub-Adviser to similar accounts managed by the Sub-Adviser and noted that, based on the information provided by the Sub-Adviser, the Sub-Adviser’s fee schedule for other clients was competitive with the fee charged to GWCM.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to be realized by GWCM. The Board reviewed the financial statements from GWCM and the Sub-Adviser and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. At its April 2017 meeting, the Board reviewed GWCM’s overall profitability from its relationship with the Company’s other funds compared against the revenues of certain publicly-traded advisers to fund complexes, as well as an analysis provided by an independent provider of mutual fund advisory contract renewal consulting services related to the reasonableness of the complex level profits estimated to have been realized by GWCM as compared to such advisers. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. The Sub-Adviser did not provide profitability of the Sub-Adviser in managing the Fund because the Fund had not yet commenced operations. Based on the information provided, the Board concluded that the costs of the services to be provided and the profits estimated to be realized by GWCM were not unreasonable in relation to the nature, extent and quality of the services to be provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether the proposed fee level reflects these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, comparative fee information and the profitability and financial condition of GWCM. Based on the information provided, the Board concluded that any anticipated economies of scale were appropriately reflected in the management fee schedule.
Other Factors
The Board considered ancillary benefits to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services would be provided to the Fund by affiliates of GWCM. The Board took into account the fact that the Fund would be used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits to be derived by GWCM or the Sub-Adviser.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements are reasonable and that approval of the Agreements is in the best interests of the Fund.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 23, 2018
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 23, 2018
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 23, 2018